Interim condensed consolidated statements of financial position - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 211,818,000	€ 210,439,000
Goodwill	69,323,000	69,323,000
Property, plant and equipment	42,972,000	43,731,000
Right-of-use assets	139,126,000	128,853,000
Deferred income tax assets	12,905,000	13,427,000
Other non-current assets	15,383,000	15,540,000
Non-current assets	491,527,000	481,313,000
Current assets
Inventories	106,809,000	107,184,000
Trade receivables	35,436,000	45,657,000
Other current assets	25,487,000	25,650,000
Cash and bank balances	18,308,000	28,130,000
Current assets	186,040,000	206,621,000
Total assets	677,567,000	687,934,000
Non-current liabilities
Non-current borrowings	28,070,000	32,381,000
Non-current lease liabilities	120,250,000	112,898,000
Non-current provisions	3,932,000	3,174,000
Employee benefits	17,320,000	17,972,000
Deferred income tax liabilities	51,623,000	52,804,000
Other non-current liabilities	15,021,000	14,733,000
Non-current liabilities	236,216,000	233,962,000
Current liabilities
Trade payables	81,052,000	78,576,000
Bank overdrafts	429,000	280,000
Current borrowings	98,219,000	35,720,000
Current lease liabilities	35,649,000	32,871,000
Current provisions	5,273,000	6,270,000
Other current liabilities	128,005,000	134,627,000
Current liabilities	348,627,000	288,344,000
Total liabilities	584,843,000	522,306,000
Net assets	92,724,000	165,628,000
Equity attributable to owners of the Company
Share capital	134	137
Treasury shares	(55,991,000)	(65,405,000)
Other reserves	793,990,000	806,677,000
Accumulated losses	(629,248,000)	(571,931,000)
Equity attributable to owners of the Company	108,751,000	169,341,000
Non-controlling interests	(16,027,000)	(3,713,000)
Total equity	€ 92,724,000	€ 165,628,000